NOTES PAYABLE (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Line of Credit Facility [Line Items]
Due to related party	$ 415	$ 415
Loan from Chief Operating Officer	0
Due and payable to Rosellini Scientific, LLC	0
Notes payable stockholders - long term	$ 10,000
Related party interest rate	12.00%
Repayment of shareholder loans, principal	$ 10,000
Repayment of shareholder loans, accrued interest	1,200
Revolving credit facility, outstanding balance	14,813
BB&T Financial [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, outstanding balance	14,633
Revolving credit facility, credit limit	$ 60,000
Revolving credit facility, current APR	25.40%
Comerica Bank [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, outstanding balance	$ 180
Revolving credit facility, credit limit	$ 11,000
Revolving credit facility, current APR	0.00%